Supplemental Financial Information (Schedule Of Repairs And Maintenance Expenses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Supplemental Financial Information [Abstract]
Repairs and maintenance expense	$ 120.0	$ 120.6	$ 111.4